Expense Example - Class A Shares Class R6 Shares Class Y Shares - Victory Integrity Small Mid-Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	684	1,024	1,386	2,404	85	289	509	1,145	90	302	532	1,192